Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Intelligent Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Intelligent Real Estate ETF
Class Name	Intelligent Real Estate ETF
Trading Symbol	REAI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intelligent Real Estate ETF (the "Fund") for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.armadaetfs.com/reai/. You can also request this information by contacting us at (800) 693-8288 or by writing the Fund at Intelligent Real Estate ETF , c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(800) 693-8288
Additional Information Website	www.armadaetfs.com/reai/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intelligent Real Estate ETF	$28	0.59%

Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.59%
Net Assets	$ 2,362,000
Holdings Count | Holdings	63
Advisory Fees Paid, Amount	$ 7,776
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$2,362
Number of Holdings	63
Total Advisory Fee	$7,776
Portfolio Turnover Rate	9%

Holdings [Text Block]	Sector Breakdown (% of total net assets) What did the Fund invest in? (as of July 31, 2025)
Largest Holdings [Text Block]
Top Ten Holdings	(Percentage of Total Net Assets)
Service Properties Trust	2.1
Alexander's, Inc.	1.8
Kilroy Realty Corp.	1.8
Xenia Hotels & Resorts, Inc.	1.8
Omega Healthcare Investors, Inc.	1.7
Urban Edge Properties	1.7
CBL & Associates Properties, Inc.	1.7
Piedmont Realty Trust, Inc. - Class A	1.7
Crown Castle, Inc.	1.7
Macerich Co.	1.7

Residential REIT ETF
Shareholder Report [Line Items]
Fund Name	Residential REIT ETF
Class Name	Residential REIT ETF
Trading Symbol	HAUS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Residential REIT ETF (the "Fund") for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.armadaetfs.com/haus/. You can also request this information by contacting us at (800) 693-8288 or by writing the Fund at Residential REIT ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(800) 693-8288
Additional Information Website	www.armadaetfs.com/haus/.
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Residential REIT ETF	$29	0.60%

Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%
Net Assets	$ 7,776,000
Holdings Count | Holdings	22
Advisory Fees Paid, Amount	$ 23,428
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$7,776
Number of Holdings	22
Total Advisory Fee	$23,428
Portfolio Turnover Rate	73%

Holdings [Text Block]	Sector Breakdown (% of total net assets) What did the Fund invest in? (as of July 31, 2025)
Largest Holdings [Text Block]
Top Ten Holdings	(Percentage of Total Net Assets)
Equity Residential	8.5
Welltower, Inc.	5.1
CareTrust REIT, Inc.	4.9
Sun Communities, Inc.	4.7
UMH Properties, Inc.	4.6
Equity LifeStyle Properties, Inc.	4.6
Camden Property Trust	4.6
Apartment Investment and Management Co. - Class A	4.6
UDR, Inc.	4.6
Mid-America Apartment Communities, Inc.	4.6